Loans and Leases	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans and Leases
LOANS AND LEASES
Loans and leases consist of the following at December 31:

(Dollars in thousands)	2018	2017
Commercial loans and leases:
Real estate - construction	$1,196,366	$1,240,396
Real estate - owner-occupied	2,395,822	2,375,321
Real estate - non-owner-occupied	5,796,117	5,322,513
Commercial and industrial (1)	5,737,017	5,135,067
	15,125,322	14,073,297

Residential mortgage loans	4,359,156	3,056,352

Consumer loans:
Home equity	2,304,694	2,292,275
Other	730,643	656,257
	3,035,337	2,948,532
Total	$22,519,815	$20,078,181
(1) Includes equipment financing leases
Net deferred loan origination fees were $30.2 million and $29.3 million at December 31, 2018 and 2017, respectively. Total net discount on the Company's loans was $136.8 million and $159.3 million at December 31, 2018 and 2017, respectively, of which $81.6 million and $94.7 million was related to non-impaired loans.
In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2018 and 2017, overdrafts of $9.2 million and $7.4 million, respectively, have been reclassified to loans.
Loans with carrying values of $7.6 billion and $6.6 billion were pledged as collateral for borrowings at December 31, 2018 and 2017, respectively.
Aging Analysis
The following tables provide an analysis of the aging of loans and leases as of December 31, 2018 and 2017. Past due and non-accrual loan amounts exclude acquired impaired loans, even if contractually past due or if the Company does not expect to receive payment in full, as the Company is currently accreting interest income over the expected life of the loans.

	December 31, 2018
	Accruing
(Dollars in thousands)	Current or less than 30 Days Past Due	30-59 Days	60-89 Days	> 90 Days	Total Past Due	Non-accrual Loans	Acquired Impaired Loans	Total
Real estate - construction	$1,167,795	$1,054	$—	$—	$1,054	$1,094	$26,423	$1,196,366
Real estate - owner-occupied	2,305,743	7,167	—	—	7,167	10,260	72,652	2,395,822
Real estate - non-owner-occupied	5,703,131	7,473	360	—	7,833	15,898	69,255	5,796,117
Commercial and industrial	5,645,304	5,139	1,320	553	7,012	57,860	26,841	5,737,017
Residential mortgage	4,218,146	2,768	13,063	1,575	17,406	30,396	93,208	4,359,156
Consumer - home equity	2,200,517	10,283	2,409	—	12,692	18,830	72,655	2,304,694
Consumer - other	719,122	4,695	1,601	—	6,296	2,846	2,379	730,643
Total	$21,959,758	$38,579	$18,753	$2,128	$59,460	$137,184	$363,413	$22,519,815

	December 31, 2017
	Accruing
(Dollars in thousands)	Current or less than 30 Days Past Due	30-59 Days	60-89 Days	> 90 Days	Total Past Due	Non-accrual Loans	Acquired Impaired Loans	Total
Real estate - construction	$1,197,766	$269	$—	$458	$727	$2,635	$39,268	$1,240,396
Real estate - owner-occupied	2,243,923	1,631	659	74	2,364	24,457	104,577	2,375,321
Real estate - non-owner-occupied	5,220,648	2,086	6,405	887	9,378	6,811	85,676	5,322,513
Commercial and industrial	5,014,438	5,788	5,726	146	11,660	77,823	31,146	5,135,067
Residential mortgage	2,877,048	10,083	8,136	5,317	23,536	17,387	138,381	3,056,352
Consumer - home equity	2,186,554	11,675	2,947	18	14,640	12,365	78,716	2,292,275
Consumer - other	642,244	5,286	1,026	—	6,312	3,910	3,791	656,257
Total	$19,382,621	$36,818	$24,899	$6,900	$68,617	$145,388	$481,555	$20,078,181

Acquired Loans
As discussed in Note 3, during 2017, the Company acquired loans with fair values of $4.0 billion from Sabadell United. Certain loans that were acquired in the Sabadell United transaction were covered by loss share agreements between the FDIC and Sabadell United. These FDIC loss share agreements were assumed in connection with the Company's acquisition of Sabadell United, and afforded IBERIABANK loss protection. In 2018, the Company terminated its loss share agreements with the FDIC. As a result, there were no covered loans at December 31, 2018. Covered loans were $158.6 million at December 31, 2017. Certain acquired loans from Sabadell United were to customers with addresses outside of the United States. Foreign loans, denominated in U.S. dollars, totaled $202.6 million and $325.5 million at December 31, 2018 and 2017, respectively.

During 2018, the Company acquired loans with fair values of $1.4 billion from Gibraltar. Of the total loans acquired, $1.4 billion were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics 310-10 and 310-20. The remaining $20.7 million were determined to exhibit deteriorated credit quality since origination under ASC 310-30. The tables below show the fair value estimates of loans acquired from Gibraltar for these two subsections of the portfolio as of the acquisition date.

(Dollars in thousands)	Acquired Non-Impaired Loans
Contractually required principal and interest at acquisition	$1,593,408
Expected losses and foregone interest	(25,029)
Cash flows expected to be collected at acquisition	1,568,379
Fair value of acquired loans at acquisition	$1,426,756

(Dollars in thousands)	Acquired Impaired Loans
Contractually required principal and interest at acquisition	$29,929
Non-accretable difference (expected losses and foregone interest)	(3,636)
Cash flows expected to be collected at acquisition	26,293
Accretable yield	(5,574)
Basis in acquired loans at acquisition	$20,719

The following is a summary of changes in the accretable difference for all loans accounted for under ASC 310-30 during the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Balance at beginning of period	$152,623	$175,054	$227,502
Additions	5,574	32,937	—
Transfers from non-accretable difference to accretable yield	3,623	4,912	5,490
Accretion	(47,962)	(56,337)	(68,211)
Changes in expected cash flows not affecting non-accretable differences (1)	19,484	(3,943)	10,273
Balance at end of period	$133,342	$152,623	$175,054

(1)
Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, modifications, changes in interest rates and changes in prepayment assumptions.

Troubled Debt Restructurings
Information about the Company’s TDRs is presented in the following tables. Modifications of loans that are accounted for within a pool under ASC Topic 310-30 are excluded as TDRs. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all such acquired loans that would otherwise meet the criteria for classification as a TDR are excluded from the tables below.
TDRs totaling $53.2 million, $70.5 million, and $222.4 million occurred during the years ended December 31, 2018, 2017, and 2016, respectively, through modification of the original loan terms.
The following table provides information on how the TDRs were modified during the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Extended maturities	$23,262	$26,561	$75,315
Interest rate adjustment	99	24	193
Maturity and interest rate adjustment	554	4,932	2,470
Movement to or extension of interest-rate only payments	881	4,161	27,931
Forbearance	4,432	7,226	76,819
Other concession(s) (1)	23,943	27,555	39,708
Total	$53,171	$70,459	$222,436

(1)	Other concessions may include covenant waivers, forgiveness of principal or interest associated with a customer bankruptcy, or a combination of any of the above concessions.

Of the $53.2 million of TDRs occurring during the year ended December 31, 2018, $31.5 million were on accrual status and $21.7 million were on non-accrual status. Of the $70.5 million of TDRs occurring during the year ended December 31, 2017, $46.3 million were on accrual status and $24.2 million were on non-accrual status. Of the $222.4 million of TDRs occuring during the year ended December 31, 2016, $85.9 million were on accrual status and $136.5 million were on non-accrual status.
The following table presents the end of period balance for loans modified in a TDR during the years ended December 31:

	2018			2017			2016
(In thousands, except number of loans)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Commercial real estate - construction	3	$4,819	$3,830	4	$9,404	$9,628	3	$3,024	$3,035
Commercial real estate - owner-occupied	14	4,257	3,912	11	5,779	5,706	20	18,223	18,239
Commercial real estate - non-owner-occupied	20	3,719	3,428	19	11,974	13,738	25	16,644	10,093
Commercial and industrial	52	39,796	30,295	57	21,651	20,883	79	163,265	169,893
Residential mortgage	19	1,706	1,529	24	1,897	1,771	43	5,141	4,946
Consumer - home equity	65	10,607	8,951	123	16,346	15,862	158	13,273	12,568
Consumer - other	73	1,491	1,226	121	3,182	2,871	195	4,070	3,662
Total	246	$66,395	$53,171	359	$70,233	$70,459	523	$223,640	$222,436
Information detailing TDRs that defaulted during the years ended December 31, 2018, 2017, and 2016 and were modified in the previous twelve months (i.e., the twelve months prior to the default) is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	2018		2017		2016
(In thousands, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial real estate - construction	—	$—	2	$3,572	1	$116
Commercial real estate - owner-occupied	2	142	6	4,668	3	3,473
Commercial real estate - non-owner-occupied	5	1,039	13	8,060	6	201
Commercial and industrial	13	3,757	32	6,550	22	14,707
Residential mortgage	8	773	16	1,218	8	405
Consumer - home equity	15	1,354	32	3,285	25	1,379
Consumer - other	38	447	62	1,381	59	944
Total	81	$7,512	163	$28,734	124	$21,225